EQ ADVISORS TRUSTSM

EQ/MFS International Value Portfolio

SUPPLEMENT DATED FEBRUARY 1, 2020 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2019, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2019, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus and SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a change to the portfolio managers for the EQ/MFS International Value Portfolio.

Effective February 1, 2020, the table in the section of the Summary Prospectus entitled “EQ/MFS International Value Portfolio — Who Manages the Portfolio — Sub-Adviser: Massachusetts Financial Services Company d/b/a MFS Investment Management (“MFS” or the “Sub-Adviser”) is amended to add the following:

Name	Title	Date Began Managing the Portfolio
Philip Evans	Investment Officer and Portfolio Manager of MFS	February 2020

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Effective February 1, 2020, the table in the section of the Prospectus entitled “EQ/MFS International Value Portfolio — Who Manages the Portfolio — Sub-Adviser: Massachusetts Financial Services Company d/b/a MFS Investment Management (“MFS” or the “Sub-Adviser”) is amended to add the following:

Name	Title	Date Began Managing the Portfolio
Philip Evans	Investment Officer and Portfolio Manager of MFS	February 2020

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Effective February 1, 2020, the section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Massachusetts Financial Services Company d/b/a MFS Investment Management” is amended to include the following information:

Philip Evans is an Investment Officer and Portfolio Manager of MFS and has been employed in the investment area of MFS since 2011.

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Effective February 1, 2020, the section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — MFS Investment Management” is amended to add the following information:

MFS Investment Management (“MFS” or “Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number of
other accounts of the Sub-Adviser managed by the portfolio
manager and the total assets of the accounts managed
	within each category as of January 1, 2020						Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

EQ/MFS International Value Portfolio
Philip Evans	0	N/A	1	165.7 Million	1	119.7 Million	0	N/A	0	N/A	0	N/A

Ownership of Securities of the Portfolio as of January 1, 2020

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

EQ/MFS International Value Portfolio
Philip Evans	X

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